                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/00
Check here if Amendment [x]; Amendment Number:  7
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: NEUMEIER INVESTMENT COUNSEL LLC
Address: 26435 CARMEL RANCHO BLVD.
         CARMEL, CA  93923
Form 13F File Number: 28-4792
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:  PETER NEUMEIER
Title:   PRESIDENT
Phone:    831-625-6355
Signature, Place, and Date of Signing:
/s/PETER NEUMEIER     CARMEL, CALIFORNIA                2/14/01
[Signature] [City, State] [Date] Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name 28-4792 NEUMEIER INVESTMENT COUNSEL LLC
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 33
Form 13F Information Table Value Total: $167571
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
28-4792 NEUMEIER INVESTMENT COUNSEL LLC
[Repeat as necessary.

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
                                     FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------------------
COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5
------------------------------  --------------   --------  ---------    ---------------------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      VALUE      SHARES/   SH/PRN   PUT/CALL
                                                           (x$1000)     PRN AMT

---------------------------------------------------------------------------------------------------
Anchor Gaming                        COM        033037102    1427        36600
---------------------------------------------------------------------------------------------------
Arthur J. Gallagher                  COM        363576109   10081       158450
---------------------------------------------------------------------------------------------------
Banta Corporation                    COM        066821109    5391       212100
---------------------------------------------------------------------------------------------------
Barra Inc.                           COM        068313105    2599        55150
---------------------------------------------------------------------------------------------------
Colonial BancGroup Inc.              COM        195493309    6352       590900
---------------------------------------------------------------------------------------------------
Darden Restaurants                   COM        237194105    4502       196800
---------------------------------------------------------------------------------------------------
Dentsply International               COM        249030107    7880       201400
---------------------------------------------------------------------------------------------------
Doral Financial Corporation          COM        25811P100    5931       245200
---------------------------------------------------------------------------------------------------
Engelhard Corporation                COM        292845104    7899       387700
---------------------------------------------------------------------------------------------------
Furniture Brands International       COM        360921100    5295       251400
---------------------------------------------------------------------------------------------------
Harman International                 COM        413086109    8649       236950
---------------------------------------------------------------------------------------------------
HCC Insurance Holdings               COM        404132102    4000       148500
---------------------------------------------------------------------------------------------------
Hon Industries Inc.                  COM        438092108    2509        98400
---------------------------------------------------------------------------------------------------
ICN Pharmaceuticals Inc.             COM        448924100    6493       211600
---------------------------------------------------------------------------------------------------
Imperial Bancorp                     COM        452556103     300        11442
---------------------------------------------------------------------------------------------------
Jacobs Engineering Group             COM        469814107    9228       199800
---------------------------------------------------------------------------------------------------
John Nuveen Company                  COM        478035108    1104        19200
---------------------------------------------------------------------------------------------------
Kent Electronics Corporation         COM        490553104    6321       383100
---------------------------------------------------------------------------------------------------
Landstar System Inc.                 COM        515098101    3027        54600
---------------------------------------------------------------------------------------------------
Lubrizol Corp.                       COM        549271104    1547        60100
---------------------------------------------------------------------------------------------------
Mohawk Industries Inc.               COM        608190104    6092       222550
---------------------------------------------------------------------------------------------------
Monaco Coach Corp.                   COM        60886R103    2665       150700
---------------------------------------------------------------------------------------------------
Newfield Exploration                 COM        651290108    8437       177850
---------------------------------------------------------------------------------------------------
NVR Inc.                             COM        62944T105    6328        51200
---------------------------------------------------------------------------------------------------
Pittson Brinks Group                 COM        725701106    4933       248200
---------------------------------------------------------------------------------------------------
Progress Software                    COM        743312100    1357        94000
---------------------------------------------------------------------------------------------------
Quanex Corporation                   COM        747620102    1970        97900
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COLUMN 1                         COL. 6   COLUMN 7            COLUMN 8
------------------------------  -------   --------   ---------------------------
NAME OF ISSUER                  INVSTMT   OTHER           VOTING AUTHORITY
                                DSCRETN   MANAGERS   ---------------------------
                                            NONE       SOLE     SHARED     NONE
--------------------------------------------------------------------------------
Anchor Gaming                    36600                20100      16500
--------------------------------------------------------------------------------
Arthur J. Gallagher             158450               106000      52450
--------------------------------------------------------------------------------
Banta Corporation               212100               171700      40400
--------------------------------------------------------------------------------
Barra Inc.                       55150                38200      16950
--------------------------------------------------------------------------------
Colonial BancGroup Inc.         590900               402400     188500
--------------------------------------------------------------------------------
Darden Restaurants              196800               177800      19000
--------------------------------------------------------------------------------
Dentsply International          201400               136100      65300
--------------------------------------------------------------------------------
Doral Financial Corporation     245200               182100      63100
--------------------------------------------------------------------------------
Engelhard Corporation           387700               251300     136400
--------------------------------------------------------------------------------
Furniture Brands International  251400               199700      51700
--------------------------------------------------------------------------------
Harman International            236950               160100      76850
--------------------------------------------------------------------------------
HCC Insurance Holdings          148500                99300      49200
--------------------------------------------------------------------------------
Hon Industries Inc.              98400                63400      35000
--------------------------------------------------------------------------------
ICN Pharmaceuticals Inc.        211600               148300      63300
--------------------------------------------------------------------------------
Imperial Bancorp                 11442                 7874       3568
--------------------------------------------------------------------------------
Jacobs Engineering Group        199800               131000      68800
--------------------------------------------------------------------------------
John Nuveen Company              19200                    0      19200
--------------------------------------------------------------------------------
Kent Electronics Corporation    383100               262400     120700
--------------------------------------------------------------------------------
Landstar System Inc.             54600                38100      16500
--------------------------------------------------------------------------------
Lubrizol Corp.                   60100                60100          0
--------------------------------------------------------------------------------
Mohawk Industries Inc.          222550               154250      68300
--------------------------------------------------------------------------------
Monaco Coach Corp.              150700               117200      33500
--------------------------------------------------------------------------------
Newfield Exploration            177850               121850      56000
--------------------------------------------------------------------------------
NVR Inc.                         51200                41200      10000
--------------------------------------------------------------------------------
Pittson Brinks Group            248200               203500      44700
--------------------------------------------------------------------------------
Progress Software                94000                64450      29550
--------------------------------------------------------------------------------
Quanex Corporation               97900                69300      28600
--------------------------------------------------------------------------------

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

                                     FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------------------
COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5
------------------------------  --------------   --------  ---------    ---------------------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      VALUE      SHARES/   SH/PRN   PUT/CALL
                                                           (x$1000)     PRN AMT

---------------------------------------------------------------------------------------------------
Radian Group Inc.                    COM        750236101    6388        85100
---------------------------------------------------------------------------------------------------
Renaissance RE                       COM        G7496G103    7925       101200
---------------------------------------------------------------------------------------------------
St. Francis Capital Corp.            COM        789374105     890        67800
---------------------------------------------------------------------------------------------------
Superior Industries                  COM        868168105    8462       268100
---------------------------------------------------------------------------------------------------
Vans Inc.                            COM        921930103    3797       224200
---------------------------------------------------------------------------------------------------
Wilmington Trust                     COM        971807102    7792       125550
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COLUMN 1                         COL. 6   COLUMN 7            COLUMN 8
------------------------------  -------   --------   ---------------------------
NAME OF ISSUER                  INVSTMT   OTHER           VOTING AUTHORITY
                                DSCRETN   MANAGERS   ---------------------------
                                            NONE       SOLE     SHARED     NONE
--------------------------------------------------------------------------------
Radian Group Inc.                85100                58000      27100
--------------------------------------------------------------------------------
Renaissance RE                  101200                69200      32000
--------------------------------------------------------------------------------
St. Francis Capital Corp.        67800                42100      25700
--------------------------------------------------------------------------------
Superior Industries             268100               180600      87500
--------------------------------------------------------------------------------
Vans Inc.                       224200               174300      49900
--------------------------------------------------------------------------------
Wilmington Trust                125550                83500      42050
--------------------------------------------------------------------------------